SHARE CAPITAL (Details Narrative) - HKD ($)		12 Months Ended
	May 21, 2025	Mar. 31, 2025	Jul. 10, 2025	Feb. 25, 2025	May 14, 2024	Mar. 31, 2024	Jan. 16, 2024
IfrsStatementLineItems [Line Items]
Divided shares		$ 50,000,000
transferred Shares					1,127,505
Ordinary par share			$ 0.0001
Shareholders description	On May 21, 2025, the shareholders proposed to surrender both Class A and Class B Ordinary Shares with a par value of US$0.0001 to the Company with nil consideration. Specifically, Echo International Holdings Group Limited proposed to surrender 3,451,545 Class A Ordinary Shares and 3,750,000 Class B Ordinary Shares; Bluemount Group Limited proposed to surrender 2,594,524 Class A Ordinary Shares and 2,818,873 Class B Ordinary Shares; Yes & Right Investment Limited proposed to surrender 2,436,610 Class A Ordinary Shares and 2,647,304 Class B Ordinary Shares; WI Holdings Limited proposed to surrender 1,331,214 Class A Ordinary Shares and 1,446,324 Class B Ordinary Shares; Be Good Investment Holdings Limited proposed to surrender 563,753 Class A Ordinary Shares and 612,500 Class B Ordinary Shares; Lissington Limited proposed to surrender 563,753 Class A Ordinary Shares and 612,500 Class B Ordinary Shares; and Mr. Wei Chieh Huang proposed to surrender 563,753 Class A Ordinary Shares and 612,500 Class B Ordinary Shares
Class A Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Ordinary shares issued						23,010,300	23,010,299
Ordinary shares Outstanding						23,010,300
Class B Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Issued shares				25,000,000
Ordinary par share				$ 0.0001
Class A Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Authorized share capital		$ 50,000
Ordinary par value		$ 0.0001
Class B Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Ordinary par value		$ 0.0001
Ordinary shares issued		450,000,000
Class One Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Ordinary par value		$ 0.0001